Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	HRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$141	1.30%
[1]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets navigated a complex landscape from late 2024 through early 2025, shaped by divergent regional economic trends, evolving monetary policies, and renewed geopolitical tensions. Early-year volatility and shifting U.S. policy temporarily disrupted the link between company fundamentals and stock performance—particularly for businesses tied to U.S. demand. However, as tariff concerns subsided and fundamentals regained focus in the second quarter, markets stabilized. Amid these fluctuations, the Hood River International Opportunity Fund Institutional Share Class (HRIOX) rebounded alongside the broader equity recovery, returning +17.09% for the 12 months ending June 30, 2025, versus +18.34% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the consumer discretionary, healthcare, and utilities sectors, while financials, information technology and materials detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/28/2021)
Institutional Shares	17.09	8.23
MSCI AC WORLD INDEX ex USA Net (USD)	17.72	5.54
MSCI AC World Index ex US Small Cap Net TR	18.34	3.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 142,655,662
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 94,654
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$142,655,662
Number of Holdings	87
Net Advisory Fee	$94,654
Portfolio Turnover Rate	220%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
Fabrinet	3.5%
Siemens Energy AG	3.0%
Cameco Corp.	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
IREN Ltd.	2.2%
Kandenko Co. Ltd.	2.1%
IHI Corp.	2.1%
Aixtron SE	2.1%
Musashi Seimitsu Industry Co. Ltd.	2.1%

Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Investor Shares
Trading Symbol	HRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$174	1.61%
[2]
Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets navigated a complex landscape from late 2024 through early 2025, shaped by divergent regional economic trends, evolving monetary policies, and renewed geopolitical tensions. Early-year volatility and shifting U.S. policy temporarily disrupted the link between company fundamentals and stock performance—particularly for businesses tied to U.S. demand. However, as tariff concerns subsided and fundamentals regained focus in the second quarter, markets stabilized. Amid these fluctuations, the Hood River International Opportunity Fund Investor Share Class (HRIIX) rebounded alongside the broader equity recovery, returning +16.70% for the 12 months ending June 30, 2025, versus +18.34% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the consumer discretionary, healthcare, and utilities sectors, while financials, information technology and materials detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2023)
Investor Shares	16.78	22.18
MSCI AC WORLD INDEX ex USA Net (USD)	17.72	15.31
MSCI AC World Index ex US Small Cap Net TR	18.34	14.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 142,655,662
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 94,654
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$142,655,662
Number of Holdings	87
Net Advisory Fee	$94,654
Portfolio Turnover Rate	220%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
Fabrinet	3.5%
Siemens Energy AG	3.0%
Cameco Corp.	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
IREN Ltd.	2.2%
Kandenko Co. Ltd.	2.1%
IHI Corp.	2.1%
Aixtron SE	2.1%
Musashi Seimitsu Industry Co. Ltd.	2.1%

Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Retirement Shares
Trading Symbol	HRITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$130	1.20%
[3]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets navigated a complex landscape from late 2024 through early 2025, shaped by divergent regional economic trends, evolving monetary policies, and renewed geopolitical tensions. Early-year volatility and shifting U.S. policy temporarily disrupted the link between company fundamentals and stock performance—particularly for businesses tied to U.S. demand. However, as tariff concerns subsided and fundamentals regained focus in the second quarter, markets stabilized. Amid these fluctuations, the Hood River International Opportunity Fund Retirement Share Class (HRITX) rebounded alongside the broader equity recovery, returning +17.17% for the 12 months ending June 30, 2025, versus +18.34% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the consumer discretionary, healthcare, and utilities sectors, while financials, information technology and materials detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2021)
Retirement Shares	17.26	8.84
MSCI AC WORLD INDEX ex USA Net (USD)	17.72	6.09
MSCI AC World Index ex US Small Cap Net TR	18.34	4.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 142,655,662
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 94,654
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$142,655,662
Number of Holdings	87
Net Advisory Fee	$94,654
Portfolio Turnover Rate	220%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
Fabrinet	3.5%
Siemens Energy AG	3.0%
Cameco Corp.	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
IREN Ltd.	2.2%
Kandenko Co. Ltd.	2.1%
IHI Corp.	2.1%
Aixtron SE	2.1%
Musashi Seimitsu Industry Co. Ltd.	2.1%

Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	HRNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of August 5, 2024 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM AUGUST 5, 2024 TO JUNE 30, 2025? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Institutional Shares	$102	0.95%
[4],[5]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small/mid-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2500® Growth Index delivered a +12.27% cumulative return from August 5, 2024 through June 30, 2025*, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +38.20% cumulative return for the Hood River New Opportunities Fund Institutional Share Class (HRNOX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance since inception was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and industrials sectors, while energy, healthcare and materials modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
*Fund inception 8/5/2024

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/05/2024)
Institutional Shares	38.20
Russell 3000 Total Return	20.90
Russell 2500 Growth Total Return	12.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
Net Assets	$ 167,011,059
Holdings Count | $ / shares	107
Advisory Fees Paid, Amount	$ 285,346
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$167,011,059
Number of Holdings	107
Net Advisory Fee	$285,346
Portfolio Turnover Rate	105%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Dave, Inc.	6.8%
MasTec, Inc.	3.3%
Lumentum Holdings, Inc.	3.3%
Ollie’s Bargain Outlet Holdings, Inc.	3.2%
QXO, Inc.	2.9%
Applied Digital Corp.	2.5%
GFL Environmental, Inc.	2.3%
Verona Pharma PLC	2.1%
Comfort Systems USA, Inc.	2.1%
ACI Worldwide, Inc.	1.8%

Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Investor Shares
Trading Symbol	HRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of August 5, 2024 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM AUGUST 5, 2024 TO JUNE 30, 2025?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Investor Shares	$129	1.20%
[6],[7]
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small/mid-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2500® Growth Index delivered a +12.27% cumulative return from August 5, 2024 through June 30, 2025*, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +37.90% cumulative return for the Hood River New Opportunities Fund Investor Share Class (HRNIX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance since inception was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and industrials sectors, while energy, healthcare and materials modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
*Fund inception 8/5/2024

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/05/2024)
Investor Shares	37.90
Russell 3000 Total Return	20.90
Russell 2500 Growth Total Return	12.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
Net Assets	$ 167,011,059
Holdings Count | $ / shares	107
Advisory Fees Paid, Amount	$ 285,346
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$167,011,059
Number of Holdings	107
Net Advisory Fee	$285,346
Portfolio Turnover Rate	105%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Dave, Inc.	6.8%
MasTec, Inc.	3.3%
Lumentum Holdings, Inc.	3.3%
Ollie’s Bargain Outlet Holdings, Inc.	3.2%
QXO, Inc.	2.9%
Applied Digital Corp.	2.5%
GFL Environmental, Inc.	2.3%
Verona Pharma PLC	2.1%
Comfort Systems USA, Inc.	2.1%
ACI Worldwide, Inc.	1.8%

Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Retirement Shares
Trading Symbol	HRNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of August 5, 2024 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM AUGUST 5, 2024 TO JUNE 30, 2025?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Retirement Shares	$92	0.85%
[8],[9]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small/mid-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2500® Growth Index delivered a +12.27% cumulative return from August 5, 2024 through June 30, 2025*, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +38.20% cumulative return for the Hood River New Opportunities Fund Retirement Share Class (HRNRX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance since inception was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and industrials sectors, while energy, healthcare and materials modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
*Fund inception 8/5/2024

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/05/2024)
Retirement Shares	38.20
Russell 3000 Total Return	20.90
Russell 2500 Growth Total Return	12.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
Net Assets	$ 167,011,059
Holdings Count | $ / shares	107
Advisory Fees Paid, Amount	$ 285,346
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$167,011,059
Number of Holdings	107
Net Advisory Fee	$285,346
Portfolio Turnover Rate	105%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Dave, Inc.	6.8%
MasTec, Inc.	3.3%
Lumentum Holdings, Inc.	3.3%
Ollie’s Bargain Outlet Holdings, Inc.	3.2%
QXO, Inc.	2.9%
Applied Digital Corp.	2.5%
GFL Environmental, Inc.	2.3%
Verona Pharma PLC	2.1%
Comfort Systems USA, Inc.	2.1%
ACI Worldwide, Inc.	1.8%

Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	HRSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$115	1.07%
[10]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2000® Growth Index delivered a +9.73% return over the 12 months ending June 30, 2025, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +14.78% return for the Hood River Small-Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the financials, healthcare and information technology sectors, while energy, materials and communication services modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	14.78	16.91	13.21
Russell 3000 Total Return Index	15.30	15.96	12.96
Russell 2000 Growth Total Return Index	9.73	7.42	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,903,492,685
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 31,917,294
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,903,492,685
Number of Holdings	106
Net Advisory Fee	$31,917,294
Portfolio Turnover Rate	102%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
MasTec, Inc.	4.1%
Dave, Inc.	3.4%
Applied Digital Corp.	3.0%
Lumentum Holdings, Inc.	2.9%
QXO, Inc.	2.6%
ACI Worldwide, Inc.	2.2%
HCI Group, Inc.	2.2%
Ollie’s Bargain Outlet Holdings, Inc.	2.2%
Verona Pharma PLC	2.0%
Kratos Defense & Security Solutions, Inc.	1.8%

Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	HRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$142	1.32%
[11]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2000® Growth Index delivered a +9.73% return over the 12 months ending June 30, 2025, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +14.49% return for the Hood River Small-Cap Growth Fund Investor Share Class (HRSRX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the financials, healthcare and information technology sectors, while energy, materials and communication services modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/07/2015)
Investor Shares	14.49	16.66	13.08
Russell 3000 Total Return Index	15.30	15.96	12.90
Russell 2000 Growth Total Return Index	9.73	7.42	7.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,903,492,685
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 31,917,294
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,903,492,685
Number of Holdings	106
Net Advisory Fee	$31,917,294
Portfolio Turnover Rate	102%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
MasTec, Inc.	4.1%
Dave, Inc.	3.4%
Applied Digital Corp.	3.0%
Lumentum Holdings, Inc.	2.9%
QXO, Inc.	2.6%
ACI Worldwide, Inc.	2.2%
HCI Group, Inc.	2.2%
Ollie’s Bargain Outlet Holdings, Inc.	2.2%
Verona Pharma PLC	2.0%
Kratos Defense & Security Solutions, Inc.	1.8%

Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Retirement Shares
Trading Symbol	HRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$104	0.97%
[12]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap growth stocks experienced notable volatility from mid-2024 through early 2025, driven by a sharp rotation into value, persistent macroeconomic pressures, and heightened geopolitical tensions. Despite these challenges, the Russell 2000® Growth Index delivered a +9.73% return over the 12 months ending June 30, 2025, as improving sentiment in Q2 helped shift market focus back to company fundamentals. This environment played to Hood River’s strengths—namely, a bottom-up, research-driven approach aimed at identifying mispriced opportunities while seeking to mitigate downside risk. With fundamentals once again taking center stage, our portfolio was well positioned, resulting in a +14.88% return for the Hood River Small-Cap Growth Fund Retirement Share Class (HRSIX) over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the financials, healthcare and information technology sectors, while energy, materials and communication services modestly detracted from relative performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/03/2017)
Retirement Shares	14.88	17.00	14.62
Russell 3000 Total Return Index	15.30	15.96	13.44
Russell 2000 Growth Total Return Index	9.73	7.42	7.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,903,492,685
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 31,917,294
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,903,492,685
Number of Holdings	106
Net Advisory Fee	$31,917,294
Portfolio Turnover Rate	102%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
MasTec, Inc.	4.1%
Dave, Inc.	3.4%
Applied Digital Corp.	3.0%
Lumentum Holdings, Inc.	2.9%
QXO, Inc.	2.6%
ACI Worldwide, Inc.	2.2%
HCI Group, Inc.	2.2%
Ollie’s Bargain Outlet Holdings, Inc.	2.2%
Verona Pharma PLC	2.0%
Kratos Defense & Security Solutions, Inc.	1.8%

Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from August 5, 2024 (commencement of operations) through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.

[6]
**	Annualized

[7]
*	Amount shown reflects the expenses of the Fund from August 5, 2024 (commencement of operations) through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from August 5, 2024 (commencement of operations) through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized